Current and Long-term Liabilities - Revolving Line of Credit (Details) - USD ($) $ in Thousands	1 Months Ended
	Oct. 31, 2016	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Revolving Line of Credit
Principal amount outstanding		$ 0		$ 6,750
Pacific Western Bank Revolving Line of Credit
Revolving Line of Credit
Maximum borrowing capacity		60,000	$ 60,000	50,000
Principal amount outstanding		0		6,800
Net facility available		$ 55,800		$ 38,800
Pacific Western Bank Revolving Line of Credit | Prime rate
Revolving Line of Credit
Variable interest rate spread	1.00%
Variable annual interest rate floor	6.50%
Quarterly in arrears fee per annum	0.25%